Vanguard® Core-Plus Bond Fund
Schedule of Investments (unaudited)
As of June 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (53.2%)
U.S. Government Securities (30.1%)
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/23	60,110	61,117
	United States Treasury Note/Bond	3.000%	6/30/24	5,500	5,503
	United States Treasury Note/Bond	0.625%	10/15/24	13,400	12,694
	United States Treasury Note/Bond	1.750%	3/15/25	3,950	3,818
	United States Treasury Note/Bond	2.750%	5/15/25	9,600	9,527
	United States Treasury Note/Bond	2.875%	6/15/25	800	797
	United States Treasury Note/Bond	2.750%	4/30/27	1,000	986
	United States Treasury Note/Bond	1.250%	3/31/28	900	813
	United States Treasury Note/Bond	1.375%	10/31/28	1,700	1,533
[1]	United States Treasury Note/Bond	1.375%	11/15/31	7,450	6,462
	United States Treasury Note/Bond	1.875%	2/15/32	300	272
	United States Treasury Note/Bond	2.875%	5/15/32	700	692
	United States Treasury Note/Bond	4.375%	2/15/38	100	116
	United States Treasury Note/Bond	2.000%	11/15/41	7,350	5,835
	United States Treasury Note/Bond	2.375%	2/15/42	1,020	865
	United States Treasury Note/Bond	2.750%	8/15/47	3,900	3,487
[2]	United States Treasury Note/Bond	3.375%	11/15/48	1,000	1,016
	United States Treasury Note/Bond	2.000%	8/15/51	1,200	927
	United States Treasury Note/Bond	1.875%	11/15/51	2,250	1,688
	United States Treasury Note/Bond	2.875%	5/15/52	2,500	2,360
					120,508
Conventional Mortgage-Backed Securities (23.0%)
[3,4]	Freddie Mac Gold Pool	3.000%	5/1/47	1,295	1,221
[3,5]	Ginnie Mae II Pool	2.000%	11/20/50–8/15/52	4,991	4,432
[3,5]	Ginnie Mae II Pool	2.500%	9/20/50–7/15/52	5,589	5,090
[3,5]	Ginnie Mae II Pool	3.000%	3/20/50–8/15/52	8,433	7,912
[3,5]	Ginnie Mae II Pool	3.500%	11/20/47–8/15/52	3,088	3,017
[3,5]	Ginnie Mae II Pool	4.000%	7/15/52–8/15/52	4,500	4,468
[3,5]	Ginnie Mae II Pool	4.500%	7/15/52–8/15/52	2,250	2,272
[3,4,5]	UMBS Pool	1.500%	7/25/37–3/1/52	3,061	2,581
[3,4,5]	UMBS Pool	2.000%	4/1/36–7/25/52	26,741	23,477
[3,4,5]	UMBS Pool	2.500%	2/1/36–7/25/52	18,268	16,613
[3,4,5]	UMBS Pool	3.000%	7/25/37–8/25/52	4,529	4,358
[3,4,5]	UMBS Pool	3.500%	2/1/46–8/25/52	5,854	5,693
[3,4,5]	UMBS Pool	4.000%	6/1/42–7/25/52	6,249	6,287
[3,4,5]	UMBS Pool	4.500%	6/1/48–7/25/52	4,658	4,682
					92,103
Nonconventional Mortgage-Backed Securities (0.1%)
[3,4]	Freddie Mac REMICS	2.000%	1/25/52	194	154

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Ginnie Mae REMICS	2.000%	2/20/51	137	130
					284
Total U.S. Government and Agency Obligations (Cost $222,640)					212,895
Asset-Backed/Commercial Mortgage-Backed Securities (6.4%)
[3]	BANK Series 2019-BN23	2.920%	12/15/52	1,300	1,187
[3]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/55	100	103
[3]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	1,130	1,095
[3]	CD Mortgage Trust Series 2018-CD7	5.012%	8/15/51	50	49
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	1,300	1,280
[3]	COMM Mortgage Trust Series 2015-CR27	3.612%	10/10/48	1,300	1,269
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K028	3.111%	2/25/23	587	587
[3,4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K035	0.451%	8/25/23	352	1
[3,4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K036	0.837%	10/25/23	188	1
[3,4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	1.243%	3/25/24	115	2
[3,4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	0.837%	9/25/24	224	3
[3,4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K052	0.775%	11/25/25	127	2
[3,4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K053	1.017%	12/25/25	1,895	48
[3,4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K054	1.298%	1/25/26	95	3
[3,4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	1.484%	3/25/26	1,411	59
[3,4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	1.306%	7/25/26	1,842	71
[3,4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	1.046%	8/25/26	1,850	59
[3,4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	0.426%	9/25/26	166	2
[3,4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	0.192%	10/25/26	604	2
[3,4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	0.558%	8/25/27	164	3
[3,4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	0.478%	9/25/27	1,600	27
[3,4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K135	0.284%	10/25/31	12,997	190
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K144	2.450%	4/25/32	1,800	1,628
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K145	2.580%	6/25/55	1,900	1,738
[3,4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series KG05	0.402%	1/25/31	4,915	112
[3,4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series KG06	0.626%	10/25/31	8,997	358
[3,4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series KIR1	1.185%	3/25/26	4,902	163
[3,4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series KSG2	0.213%	11/25/31	17,694	184
[3,4]	FHLMC Multifamily WI Certificates Series K146	2.920%	7/25/32	2,000	1,878

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	FHLMC Multifamily WI Certificates Series K147	3.000%	8/25/32	2,850	2,692
[3,4,7]	FHLMC Multifamily WI Certificates Series K148	3.500%	9/25/32	1,000	986
[3,7]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/34	150	149
[3,7]	GCAT Trust Series 2022-INV1	3.000%	12/25/51	2,356	2,110
[3,7]	Hertz Vehicle Financing III LLC Series 2022-1A	2.630%	6/25/26	100	92
[3,7]	JP Morgan Mortgage Trust Series 2021-15	3.000%	6/25/52	1,870	1,666
[3,7]	JP Morgan Mortgage Trust Series 2022-1	3.000%	7/25/52	481	428
[3,7]	JP Morgan Mortgage Trust Series 2022-INV1	3.000%	3/25/52	1,915	1,704
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.439%	2/15/47	700	696
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	1,196	1,169
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	4.903%	5/15/49	100	94
[3,7]	Palisades Center Trust Series 2016-PLSD	2.713%	4/13/33	350	320
[3,7]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/39	100	94
[3,7]	Progress Residential Trust Series 2022-SFR5	4.896%	6/17/39	100	100
[3,7]	RCKT Mortgage Trust Series 2022-4	3.500%	6/25/52	1,000	918
[3]	Santander Drive Auto Receivables Trust Series 2022-3	4.130%	8/16/27	80	80
[3]	Santander Drive Auto Receivables Trust Series 2022-3	4.490%	8/15/29	60	59
[3,7]	Toyota Auto Loan Extended Note Trust Series 2022-1A	3.820%	4/25/35	60	59
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $27,135)					25,520
Corporate Bonds (31.1%)
Communications (2.2%)
	Activision Blizzard Inc.	2.500%	9/15/50	296	203
	AT&T Inc.	4.350%	3/1/29	24	24
	AT&T Inc.	4.900%	8/15/37	113	112
	AT&T Inc.	3.550%	9/15/55	224	168
	AT&T Inc.	3.650%	9/15/59	85	64
[7]	Cable One Inc.	4.000%	11/15/30	195	160
[7]	CCO Holdings LLC	5.000%	2/1/28	130	119
[7]	CCO Holdings LLC	4.750%	3/1/30	130	111
	Charter Communications Operating LLC	6.484%	10/23/45	140	136
[7]	Cogent Communications Group Inc.	7.000%	6/15/27	115	110
	Comcast Corp.	4.150%	10/15/28	141	141
	Comcast Corp.	3.750%	4/1/40	283	248
	Comcast Corp.	3.450%	2/1/50	73	58
	Comcast Corp.	2.987%	11/1/63	367	251
[7]	Cox Communications Inc.	4.800%	2/1/35	170	162
[7]	CSC Holdings LLC	4.625%	12/1/30	70	47
[7]	CSC Holdings LLC	3.375%	2/15/31	75	56
[7]	Directv Financing LLC	5.875%	8/15/27	180	154
	Discovery Communications LLC	3.950%	3/20/28	113	106
	Discovery Communications LLC	6.350%	6/1/40	107	106
[7]	DISH DBS Corp.	5.250%	12/1/26	110	86
[7]	DISH DBS Corp.	5.750%	12/1/28	55	41
	DISH DBS Corp.	5.125%	6/1/29	75	46

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Expedia Group Inc.	2.950%	3/15/31	209	167
	Fox Corp.	5.476%	1/25/39	240	233
[7]	Frontier Communications Holdings LLC	6.000%	1/15/30	130	100
[7]	Frontier Communications Holdings LLC	8.750%	5/15/30	180	182
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	140	105
[7]	Level 3 Financing Inc.	4.250%	7/1/28	170	136
[7]	Magallanes Inc.	3.428%	3/15/24	175	172
[7]	Magallanes Inc.	5.050%	3/15/42	73	62
[7]	Magallanes Inc.	5.141%	3/15/52	130	109
[7]	Magallanes Inc.	5.391%	3/15/62	210	176
	Netflix Inc.	4.875%	4/15/28	530	500
[7]	News Corp.	3.875%	5/15/29	320	277
[7]	Nexstar Media Inc.	5.625%	7/15/27	335	309
	Paramount Global	4.200%	6/1/29	141	133
	Paramount Global	4.850%	7/1/42	190	158
	Paramount Global	4.375%	3/15/43	170	132
	Paramount Global	4.950%	5/19/50	85	71
[7]	Rogers Communications Inc.	3.800%	3/15/32	148	136
[7]	Rogers Communications Inc.	4.550%	3/15/52	120	106
	Sprint Corp.	7.125%	6/15/24	240	247
	Take-Two Interactive Software Inc.	4.000%	4/14/32	200	188
	Telefonica Emisiones SA	4.103%	3/8/27	170	166
	Telefonica Emisiones SA	4.665%	3/6/38	300	267
	Telefonica Emisiones SA	5.213%	3/8/47	170	152
	Time Warner Cable LLC	4.500%	9/15/42	586	459
	T-Mobile USA Inc.	2.625%	2/15/29	275	231
	T-Mobile USA Inc.	3.375%	4/15/29	100	87
	T-Mobile USA Inc.	3.000%	2/15/41	161	120
[7]	Univision Communications Inc.	7.375%	6/30/30	125	122
	Verizon Communications Inc.	4.862%	8/21/46	210	207
	Verizon Communications Inc.	5.012%	4/15/49	311	317
[7]	Videotron Ltd.	5.125%	4/15/27	50	46
[7]	Videotron Ltd.	3.625%	6/15/29	130	107
[7]	VZ Secured Financing BV	5.000%	1/15/32	80	66
	Walt Disney Co.	4.750%	11/15/46	113	111
[7]	Zayo Group Holdings Inc.	4.000%	3/1/27	140	116
					8,982
Consumer Discretionary (2.9%)
[7]	1011778 BC ULC	3.875%	1/15/28	85	74
	Amazon.com Inc.	3.950%	4/13/52	140	129
[3]	American Honda Finance Corp.	0.750%	8/9/24	815	768
[8]	American Honda Finance Corp.	1.950%	10/18/24	200	209
[7]	Asbury Automotive Group Inc.	5.000%	2/15/32	150	123
	AutoZone Inc.	4.000%	4/15/30	179	170
	AutoZone Inc.	1.650%	1/15/31	25	20
[7]	BMW US Capital LLC	2.800%	4/11/26	390	373
	Boyd Gaming Corp.	4.750%	12/1/27	130	118
[7]	Carnival Corp.	5.750%	3/1/27	100	72
[7]	Carnival Corp.	4.000%	8/1/28	200	164
[7]	Cedar Fair LP	5.500%	5/1/25	290	282
[7]	Clarios Global LP	8.500%	5/15/27	130	126
[7]	Daimler Finance North America LLC	1.450%	3/2/26	791	716
	Dana Inc.	4.500%	2/15/32	65	48
	Ford Motor Credit Co. LLC	4.950%	5/28/27	95	88
	Ford Motor Credit Co. LLC	2.900%	2/16/28	450	363
	Ford Motor Credit Co. LLC	2.900%	2/10/29	290	227
	Ford Motor Credit Co. LLC	4.000%	11/13/30	100	81
	Ford Motor Credit Co. LLC	3.625%	6/17/31	90	70

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Co.	5.200%	4/1/45	170	143
	General Motors Financial Co. Inc.	1.250%	1/8/26	452	397
	Genuine Parts Co.	1.750%	2/1/25	196	185
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	145	121
[7]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	535	485
[7]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	155	152
	Home Depot Inc.	5.950%	4/1/41	210	240
	Home Depot Inc.	3.500%	9/15/56	110	90
	Honda Motor Co. Ltd.	2.967%	3/10/32	265	238
	KB Home	7.250%	7/15/30	115	109
[7]	Lithia Motors Inc.	4.625%	12/15/27	260	240
[7]	Live Nation Entertainment Inc.	6.500%	5/15/27	190	187
[7]	Live Nation Entertainment Inc.	4.750%	10/15/27	140	124
	Lowe's Cos. Inc.	4.450%	4/1/62	210	179
[7]	Mattel Inc.	3.375%	4/1/26	55	50
[7]	Mattel Inc.	5.875%	12/15/27	25	24
[7]	MIWD Holdco II LLC	5.500%	2/1/30	40	33
[7]	NCL Corp. Ltd.	5.875%	2/15/27	200	171
[7]	NCL Corp. Ltd.	7.750%	2/15/29	110	84
[7]	Nissan Motor Acceptance Co. LLC	2.450%	9/15/28	200	163
[7]	Nissan Motor Co. Ltd.	3.522%	9/17/25	508	481
[3,8]	Nissan Motor Co. Ltd.	3.201%	9/17/28	200	186
[7]	Studio City Co. Ltd.	7.000%	2/15/27	125	108
	Toll Brothers Finance Corp.	4.875%	3/15/27	250	237
	Toyota Motor Credit Corp.	3.950%	6/30/25	1,590	1,598
	Toyota Motor Credit Corp.	3.050%	3/22/27	375	360
[7]	Vail Resorts Inc.	6.250%	5/15/25	145	145
[3,9]	Volkswagen Financial Services NV	1.125%	9/18/23	300	353
[3,8]	Volkswagen International Finance NV	3.375%	Perpetual	100	96
[3,8]	Volkswagen Leasing GmbH	1.375%	1/20/25	100	101
[7]	WMG Acquisition Corp.	3.750%	12/1/29	300	252
					11,553
Consumer Staples (1.5%)
[7]	7-Eleven Inc.	1.800%	2/10/31	424	331
[7]	7-Eleven Inc.	2.500%	2/10/41	139	95
[7]	7-Eleven Inc.	2.800%	2/10/51	48	31
[8]	Altria Group Inc.	1.700%	6/15/25	100	99
	Altria Group Inc.	3.400%	2/4/41	155	103
	Altria Group Inc.	3.875%	9/16/46	170	115
	Altria Group Inc.	3.700%	2/4/51	170	109
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	320	328
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	300	305
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	429	349
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	341	308
[3,9]	BAT Capital Corp.	2.125%	8/15/25	100	113
	BAT Capital Corp.	4.540%	8/15/47	104	76
[3,9]	BAT International Finance plc	4.000%	9/4/26	100	118
[8]	CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	100	101
	Constellation Brands Inc.	2.875%	5/1/30	376	327
	Constellation Brands Inc.	2.250%	8/1/31	91	74
[7]	Darling Ingredients Inc.	6.000%	6/15/30	110	110
[7]	GSK Consumer Healthcare Capital US LLC	3.625%	3/24/32	305	281
[7]	GSK Consumer Healthcare Capital US LLC	4.000%	3/24/52	260	224
	Kraft Heinz Foods Co.	3.875%	5/15/27	130	126
	Kraft Heinz Foods Co.	3.750%	4/1/30	180	166
	Kraft Heinz Foods Co.	4.875%	10/1/49	120	106

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kroger Co.	4.450%	2/1/47	93	84
[7]	Lamb Weston Holdings Inc.	4.125%	1/31/30	170	148
	PepsiCo Inc.	2.625%	7/29/29	405	375
[7]	Performance Food Group Inc.	5.500%	10/15/27	130	120
[7]	Performance Food Group Inc.	4.250%	8/1/29	75	63
	Philip Morris International Inc.	2.100%	5/1/30	887	725
	Philip Morris International Inc.	4.500%	3/20/42	106	90
	Target Corp.	2.950%	1/15/52	180	136
	Walmart Inc.	3.950%	6/28/38	200	194
					5,930
Energy (3.7%)
[7]	Antero Resources Corp.	5.375%	3/1/30	130	119
	BP Capital Markets America Inc.	3.194%	4/6/25	500	494
	BP Capital Markets America Inc.	3.937%	9/21/28	339	331
	BP Capital Markets America Inc.	4.234%	11/6/28	350	348
	BP Capital Markets America Inc.	2.721%	1/12/32	175	151
	BP Capital Markets America Inc.	3.060%	6/17/41	226	176
[8]	BP Capital Markets plc	3.250%	Perpetual	100	94
	Canadian Natural Resources Ltd.	3.850%	6/1/27	200	192
	Canadian Natural Resources Ltd.	6.250%	3/15/38	113	120
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	500	519
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	200	184
	Cheniere Energy Partners LP	4.000%	3/1/31	130	111
[7]	Colgate Energy Partners III LLC	7.750%	2/15/26	110	105
[7]	Colgate Energy Partners III LLC	5.875%	7/1/29	180	158
	ConocoPhillips Co.	2.400%	3/7/25	340	328
	ConocoPhillips Co.	6.950%	4/15/29	50	57
	ConocoPhillips Co.	3.800%	3/15/52	350	300
[7]	Continental Resources Inc.	2.268%	11/15/26	200	177
[7]	CrownRock LP	5.625%	10/15/25	130	123
	DCP Midstream Operating LP	5.625%	7/15/27	240	233
	Devon Energy Corp.	5.250%	9/15/24	226	231
	Devon Energy Corp.	4.750%	5/15/42	113	102
	Diamondback Energy Inc.	4.250%	3/15/52	200	166
[7]	DT Midstream Inc.	4.125%	6/15/29	270	230
[7]	Endeavor Energy Resources LP	6.625%	7/15/25	130	131
	Energy Transfer LP	4.950%	5/15/28	445	436
	Energy Transfer LP	5.300%	4/1/44	120	104
	Energy Transfer LP	5.400%	10/1/47	339	298
[7]	EnLink Midstream LLC	5.625%	1/15/28	190	175
	Enterprise Products Operating LLC	3.700%	1/31/51	305	238
[7]	EQM Midstream Partners LP	7.500%	6/1/27	80	77
[7]	EQM Midstream Partners LP	7.500%	6/1/30	250	241
[7]	EQT Corp.	3.625%	5/15/31	200	174
[8]	Exxon Mobil Corp.	0.142%	6/26/24	200	203
	Exxon Mobil Corp.	2.995%	8/16/39	339	277
	Exxon Mobil Corp.	3.095%	8/16/49	226	176
[3]	Gazprom PJSC Via Gaz Capital SA	5.150%	2/11/26	550	151
[3]	Harvest Operations Corp.	1.000%	4/26/24	1,875	1,787
[3]	KazMunayGas National Co. JSC	5.375%	4/24/30	1,000	881
	MPLX LP	4.500%	4/15/38	200	175
	MPLX LP	4.950%	3/14/52	50	43
	Occidental Petroleum Corp.	6.375%	9/1/28	150	152
	Occidental Petroleum Corp.	6.125%	1/1/31	167	169
	Occidental Petroleum Corp.	7.500%	5/1/31	50	54
	ONEOK Partners LP	6.125%	2/1/41	100	96
	Ovintiv Exploration Inc.	5.375%	1/1/26	500	507
[3]	SA Global Sukuk Ltd.	0.946%	6/17/24	1,100	1,038

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	700	673
	Shell International Finance BV	2.750%	4/6/30	300	271
	Suncor Energy Inc.	4.000%	11/15/47	147	125
[7]	Tap Rock Resources LLC	7.000%	10/1/26	70	67
	Targa Resources Partners LP	6.875%	1/15/29	45	46
	Targa Resources Partners LP	4.875%	2/1/31	100	91
[3,8]	TotalEnergies SE	1.750%	Perpetual	100	98
	Valero Energy Corp.	3.650%	12/1/51	250	187
[7]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	200	175
	Western Midstream Operating LP	4.500%	3/1/28	235	212
	Western Midstream Operating LP	4.750%	8/15/28	230	210
	Western Midstream Operating LP	4.550%	2/1/30	75	65
					14,852
Financials (8.3%)
	AerCap Ireland Capital DAC	3.150%	2/15/24	1,000	972
	AerCap Ireland Capital DAC	3.500%	1/15/25	565	541
	AerCap Ireland Capital DAC	2.450%	10/29/26	150	131
	AerCap Ireland Capital DAC	3.000%	10/29/28	200	168
	AerCap Ireland Capital DAC	3.300%	1/30/32	330	263
	AerCap Ireland Capital DAC	3.850%	10/29/41	300	216
	Aflac Inc.	4.750%	1/15/49	100	96
[3]	Air Lease Corp.	3.000%	2/1/30	275	223
	American Express Co.	2.550%	3/4/27	400	373
[3,8]	Athene Global Funding	1.875%	6/23/23	300	315
[3,8]	Athene Global Funding	1.125%	9/2/25	100	99
[7]	Athene Global Funding	1.985%	8/19/28	750	620
[9]	Aviva plc	6.125%	11/14/36	100	125
[3,8]	Banco Bilbao Vizcaya Argentaria SA	2.575%	2/22/29	100	102
	Bank of America Corp.	1.734%	7/22/27	900	802
	Bank of America Corp.	4.571%	4/27/33	700	681
[3]	Bank of America Corp.	2.831%	10/24/51	100	69
	Bank of America Corp.	2.972%	7/21/52	275	196
	Bank of Nova Scotia	3.450%	4/11/25	440	434
	Bank of Nova Scotia	2.951%	3/11/27	274	258
[3,9]	Barclays plc	3.125%	1/17/24	100	120
	Barclays plc	3.330%	11/24/42	200	149
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	100	90
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	100	92
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	200	136
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	400	342
[3,8]	Blackstone Property Partners Europe Holdings Sarl	0.500%	9/12/23	100	102
[3,8]	Blackstone Property Partners Europe Holdings Sarl	2.200%	7/24/25	100	97
[3,8]	BNP Paribas SA	0.500%	7/15/25	200	201
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	400	384
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	500	454
	Capital One Financial Corp.	5.268%	5/10/33	200	196
	Charles Schwab Corp.	2.450%	3/3/27	215	201
	Chubb INA Holdings Inc.	4.350%	11/3/45	271	255
[8]	Cia de Seguros Fidelidade SA	4.250%	9/4/31	100	96
	Citigroup Inc.	4.140%	5/24/25	398	397
	Citigroup Inc.	2.014%	1/25/26	500	469
	Citigroup Inc.	4.658%	5/24/28	140	139
	Citigroup Inc.	4.125%	7/25/28	550	528
	Citigroup Inc.	2.561%	5/1/32	415	342
	Citigroup Inc.	4.910%	5/24/33	335	331
	Citigroup Inc.	4.650%	7/30/45	145	132

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	4.650%	7/23/48	40	37
	CME Group Inc.	2.650%	3/15/32	300	265
[7]	Corebridge Financial Inc.	3.500%	4/4/25	100	97
[7]	Corebridge Financial Inc.	3.650%	4/5/27	150	141
[7]	Corebridge Financial Inc.	3.850%	4/5/29	330	304
[7]	Corebridge Financial Inc.	3.900%	4/5/32	200	179
[7]	Corebridge Financial Inc.	4.350%	4/5/42	190	162
[7]	Corebridge Financial Inc.	4.400%	4/5/52	300	250
[8]	Credit Agricole Assurances SA	4.250%	Perpetual	100	102
[3,8]	Danske Bank A/S	2.500%	6/21/29	100	102
[3]	Deutsche Bank AG	0.962%	11/8/23	2,200	2,109
	Deutsche Bank AG	2.129%	11/24/26	1,500	1,333
	Equitable Holdings Inc.	5.000%	4/20/48	150	139
	GATX Corp.	3.500%	6/1/32	300	263
	Goldman Sachs Group Inc.	1.757%	1/24/25	335	322
[8]	Goldman Sachs Group Inc.	3.375%	3/27/25	200	213
	Goldman Sachs Group Inc.	2.640%	2/24/28	280	254
	Goldman Sachs Group Inc.	2.615%	4/22/32	275	228
	Goldman Sachs Group Inc.	2.908%	7/21/42	225	164
	Goldman Sachs Group Inc.	4.750%	10/21/45	144	134
	HSBC Holdings plc	2.999%	3/10/26	800	763
[9]	HSBC Holdings plc	1.750%	7/24/27	200	218
	Intercontinental Exchange Inc.	4.950%	6/15/52	100	98
	Intercontinental Exchange Inc.	5.200%	6/15/62	90	90
	JPMorgan Chase & Co.	0.969%	6/23/25	750	701
	JPMorgan Chase & Co.	4.080%	4/26/26	300	297
	JPMorgan Chase & Co.	1.578%	4/22/27	485	433
	JPMorgan Chase & Co.	4.323%	4/26/28	175	172
	JPMorgan Chase & Co.	2.069%	6/1/29	1,550	1,333
	JPMorgan Chase & Co.	2.963%	1/25/33	180	155
	JPMorgan Chase & Co.	4.586%	4/26/33	100	98
[3]	JPMorgan Chase & Co.	3.882%	7/24/38	65	57
	JPMorgan Chase & Co.	3.157%	4/22/42	315	245
[3]	JPMorgan Chase & Co.	3.109%	4/22/51	170	125
	JPMorgan Chase & Co.	3.328%	4/22/52	30	23
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	225	160
	MetLife Inc.	4.875%	11/13/43	140	138
	Morgan Stanley	1.593%	5/4/27	475	424
[8]	Morgan Stanley	0.406%	10/29/27	100	93
	Morgan Stanley	2.475%	1/21/28	300	273
[3]	Morgan Stanley	3.971%	7/22/38	175	156
	Morgan Stanley	4.300%	1/27/45	180	162
[3]	Morgan Stanley	2.802%	1/25/52	50	35
	Nasdaq Inc.	3.950%	3/7/52	45	37
[3,8]	Nationwide Building Society	2.000%	7/25/29	200	202
[3,8]	NatWest Group plc	1.750%	3/2/26	100	100
[3,9]	NIBC Bank NV	3.125%	11/15/23	200	239
	Nomura Holdings Inc.	2.679%	7/16/30	200	164
	Northern Trust Corp.	4.000%	5/10/27	250	252
	OneMain Finance Corp.	3.500%	1/15/27	65	52
[9]	Pension Insurance Corp. plc	6.500%	7/3/24	100	125
[9]	Phoenix Group Holdings plc	6.625%	12/18/25	100	126
	Progressive Corp.	2.500%	3/15/27	200	189
	Prudential Financial Inc.	3.935%	12/7/49	250	215
[3]	Prudential Financial Inc.	3.700%	3/13/51	110	92
[9]	Rothesay Life plc	8.000%	10/30/25	100	130
[9]	Scottish Widows Ltd.	5.500%	6/16/23	100	123
	Synchrony Financial	3.950%	12/1/27	815	741

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Toronto-Dominion Bank	3.766%	6/6/25	900	895
	Toronto-Dominion Bank	4.108%	6/8/27	700	693
	Toronto-Dominion Bank	4.456%	6/8/32	400	396
[3]	Wells Fargo & Co.	2.164%	2/11/26	650	612
[3]	Wells Fargo & Co.	3.526%	3/24/28	700	664
[3]	Wells Fargo & Co.	2.879%	10/30/30	300	264
[3]	Wells Fargo & Co.	3.068%	4/30/41	175	136
	Wells Fargo & Co.	5.375%	11/2/43	155	153
[3]	Wells Fargo & Co.	4.611%	4/25/53	125	116
[3,9]	Wells Fargo Bank NA	5.250%	8/1/23	200	246
	Westpac Banking Corp.	1.953%	11/20/28	500	436
	Willis North America Inc.	2.950%	9/15/29	904	774
					33,156
Health Care (1.7%)
	AbbVie Inc.	4.050%	11/21/39	752	670
[3]	AdventHealth Obligated Group	2.795%	11/15/51	350	250
[8]	American Medical Systems Europe BV	0.750%	3/8/25	278	279
	AmerisourceBergen Corp.	4.300%	12/15/47	300	271
	Amgen Inc.	4.663%	6/15/51	110	103
	Amgen Inc.	4.400%	2/22/62	230	200
	AstraZeneca plc	4.000%	9/18/42	260	240
	AstraZeneca plc	4.375%	8/17/48	311	306
[7]	Bausch Health Cos. Inc.	5.250%	2/15/31	80	41
	Baxter International Inc.	3.132%	12/1/51	125	91
[3]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	240	175
	Bristol-Myers Squibb Co.	2.950%	3/15/32	250	230
	Bristol-Myers Squibb Co.	2.350%	11/13/40	254	188
	Bristol-Myers Squibb Co.	2.550%	11/13/50	110	78
	Centene Corp.	2.450%	7/15/28	210	175
	Centene Corp.	3.000%	10/15/30	180	149
[7]	Charles River Laboratories International Inc.	4.250%	5/1/28	135	122
	Cigna Corp.	4.800%	8/15/38	100	97
	CVS Health Corp.	4.300%	3/25/28	574	568
	CVS Health Corp.	1.750%	8/21/30	476	382
[7]	DaVita Inc.	4.625%	6/1/30	110	86
	Elevance Health Inc.	3.650%	12/1/27	315	307
	Elevance Health Inc.	3.125%	5/15/50	135	102
	Encompass Health Corp.	4.500%	2/1/28	75	65
	Gilead Sciences Inc.	4.150%	3/1/47	110	97
[7]	Medline Borrower LP	3.875%	4/1/29	80	68
	Merck & Co. Inc.	2.150%	12/10/31	400	344
	Pfizer Inc.	2.625%	4/1/30	120	110
[7]	Roche Holdings Inc.	2.076%	12/13/31	285	243
[7]	Tenet Healthcare Corp.	6.250%	2/1/27	130	120
[7]	Tenet Healthcare Corp.	6.125%	10/1/28	70	60
[7]	Tenet Healthcare Corp.	4.250%	6/1/29	60	51
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	300	252
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	110	86
	UnitedHealth Group Inc.	2.750%	5/15/40	315	245
	Zoetis Inc.	4.700%	2/1/43	105	101
	Zoetis Inc.	3.950%	9/12/47	110	95
					7,047
Industrials (3.7%)
[7]	Advanced Drainage Systems Inc.	6.375%	6/15/30	125	122
[7]	Air Canada	3.875%	8/15/26	200	170
[7]	Allison Transmission Inc.	4.750%	10/1/27	200	184

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	American Airlines Inc.	11.750%	7/15/25	70	72
[7]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	185	160
[7]	Aramark Services Inc.	5.000%	2/1/28	130	119
	Boeing Co.	4.875%	5/1/25	465	463
	Boeing Co.	5.150%	5/1/30	254	244
	Boeing Co.	5.705%	5/1/40	678	633
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	450	495
	Canadian Pacific Railway Co.	2.450%	12/2/31	160	137
	Canadian Pacific Railway Co.	4.800%	8/1/45	515	505
	Carrier Global Corp.	3.377%	4/5/40	100	79
[7]	Clean Harbors Inc.	4.875%	7/15/27	75	69
	CSX Corp.	3.800%	11/1/46	283	239
[7]	Daimler Trucks Finance North America LLC	1.125%	12/14/23	680	653
[7]	Delta Air Lines Inc.	4.750%	10/20/28	340	321
[3,8]	easyJet plc	0.875%	6/11/25	100	95
	Emerson Electric Co.	2.200%	12/21/31	260	220
	FedEx Corp.	3.250%	5/15/41	510	399
	General Dynamics Corp.	3.750%	5/15/28	236	232
	General Dynamics Corp.	2.850%	6/1/41	226	176
[3,9]	Heathrow Funding Ltd.	6.750%	12/3/26	100	135
	Honeywell International Inc.	5.700%	3/15/37	350	397
	John Deere Capital Corp.	3.400%	6/6/25	215	214
	John Deere Capital Corp.	3.900%	6/7/32	75	74
[7]	JSW Infrastructure Ltd.	4.950%	1/21/29	930	726
[10]	Kazakhstan Temir Zholy National Co. JSC	3.250%	12/5/23	350	345
	Lockheed Martin Corp.	3.600%	3/1/35	113	104
	Lockheed Martin Corp.	4.700%	5/15/46	110	111
	Lockheed Martin Corp.	4.300%	6/15/62	170	160
[7]	Mileage Plus Holdings LLC	6.500%	6/20/27	1,502	1,475
[7]	Mueller Water Products Inc.	4.000%	6/15/29	150	131
	Norfolk Southern Corp.	4.550%	6/1/53	180	170
	Northrop Grumman Corp.	4.030%	10/15/47	200	178
	PACCAR Financial Corp.	2.850%	4/7/25	1,050	1,037
	Parker-Hannifin Corp.	3.650%	6/15/24	440	437
	Rockwell Automation Inc.	2.800%	8/15/61	158	103
[7]	Rolls-Royce plc	3.625%	10/14/25	180	160
	Teledyne Technologies Inc.	2.750%	4/1/31	700	585
[7]	TopBuild Corp.	3.625%	3/15/29	135	107
[7]	TopBuild Corp.	4.125%	2/15/32	135	106
[7]	TransDigm Inc.	8.000%	12/15/25	85	86
[7]	TransDigm Inc.	6.250%	3/15/26	130	126
	TransDigm Inc.	4.875%	5/1/29	180	146
	Triton Container International Ltd.	3.250%	3/15/32	410	334
	Tyco Electronics Group SA	2.500%	2/4/32	240	211
	Union Pacific Corp.	3.839%	3/20/60	170	142
	Union Pacific Corp.	3.850%	2/14/72	200	164
[7]	United Airlines Inc.	4.375%	4/15/26	260	231
[3]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	76	75
	United Parcel Service Inc.	6.200%	1/15/38	440	513
[7]	Vertiv Group Corp.	4.125%	11/15/28	140	114
[3,8]	Wizz Air Finance Co. BV	1.350%	1/19/24	100	97
					14,781
Materials (1.8%)
	Air Products and Chemicals Inc.	2.800%	5/15/50	113	85
	Albemarle Corp.	4.650%	6/1/27	100	98

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Ardagh Metal Packaging Finance USA LLC	3.250%	9/1/28	175	150
[7]	Axalta Coating Systems LLC	4.750%	6/15/27	180	161
	Ball Corp.	2.875%	8/15/30	205	166
	Ball Corp.	3.125%	9/15/31	90	73
[7]	Big River Steel LLC	6.625%	1/31/29	190	178
[7]	Canpack SA	3.875%	11/15/29	240	190
[7]	Chemours Co.	4.625%	11/15/29	135	106
[7]	Chevron Phillips Chemical Co. LLC	3.400%	12/1/26	283	275
[7]	Cleveland-Cliffs Inc.	6.750%	3/15/26	130	129
	Dow Chemical Co.	2.100%	11/15/30	150	124
	Dow Chemical Co.	3.600%	11/15/50	50	38
[7]	Element Solutions Inc.	3.875%	9/1/28	270	223
[7]	Freeport Indonesia PT	5.315%	4/14/32	1,210	1,108
[7]	Freeport Indonesia PT	6.200%	4/14/52	600	519
	Freeport-McMoRan Inc.	4.250%	3/1/30	260	238
[7]	GC Treasury Center Co. Ltd.	4.400%	3/30/32	510	469
[3,8]	Glencore Finance Europe Ltd.	1.750%	3/17/25	100	99
[7]	Glencore Funding LLC	4.000%	3/27/27	339	327
[7]	Graham Packaging Co. Inc.	7.125%	8/15/28	140	112
[7]	Hudbay Minerals Inc.	4.500%	4/1/26	190	159
[7]	Kaiser Aluminum Corp.	4.500%	6/1/31	140	107
	LYB International Finance III LLC	3.375%	10/1/40	339	260
[7]	Novelis Corp.	4.750%	1/30/30	205	171
	Nucor Corp.	3.125%	4/1/32	260	227
	Nucor Corp.	4.400%	5/1/48	110	99
	Nucor Corp.	3.850%	4/1/52	100	82
	Nutrien Ltd.	2.950%	5/13/30	100	89
[7]	Olympus Water US Holding Corp.	4.250%	10/1/28	140	110
[8]	PPG Industries Inc.	1.875%	6/1/25	125	128
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	410	427
	Sherwin-Williams Co.	2.950%	8/15/29	150	134
	Sherwin-Williams Co.	3.300%	5/15/50	100	74
[7]	SPCM SA	3.125%	3/15/27	55	46
[7]	SPCM SA	3.375%	3/15/30	155	121
					7,102
Real Estate (1.1%)
[3,9]	Akelius Residential Property AB	2.375%	8/15/25	100	116
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	325	220
[8]	American Tower Corp.	0.450%	1/15/27	150	137
[3,8]	Aroundtown SA	0.625%	7/9/25	200	184
[3,8]	Aroundtown SA	1.625%	Perpetual	100	64
[8]	Aroundtown SA	3.375%	Perpetual	100	78
	Brixmor Operating Partnership LP	2.250%	4/1/28	815	699
	Camden Property Trust	3.350%	11/1/49	170	133
	Corporate Office Properties LP	2.250%	3/15/26	545	494
	Corporate Office Properties LP	2.000%	1/15/29	365	294
[8]	Digital Dutch Finco BV	0.625%	7/15/25	100	96
[8]	Fastighets AB Balder	1.875%	3/14/25	100	91
[9]	Hammerson plc	3.500%	10/27/25	100	105
[3,8]	Heimstaden Bostad AB	1.125%	1/21/26	200	182
[3]	Host Hotels & Resorts LP	2.900%	12/15/31	425	337
	Kimco Realty Corp.	4.250%	4/1/45	75	63
	Kimco Realty Corp.	3.700%	10/1/49	110	86
[3,8]	Logicor Financing Sarl	0.750%	7/15/24	100	99
	MPT Operating Partnership LP	3.500%	3/15/31	170	133
[3,9]	Realty Income Corp.	1.875%	1/14/27	100	112
[3,8]	Samhallsbyggnadsbolaget i Norden AB	1.750%	1/14/25	100	76

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,8]	Samhallsbyggnadsbolaget i Norden AB	1.125%	9/4/26	100	69
[7]	VICI Properties LP	4.625%	6/15/25	190	181
[9]	Westfield America Management Ltd.	2.125%	3/30/25	100	110
	Weyerhaeuser Co.	3.375%	3/9/33	210	183
					4,342
Technology (1.5%)
	Apple Inc.	2.375%	2/8/41	226	173
	Apple Inc.	4.250%	2/9/47	113	111
	Apple Inc.	2.650%	5/11/50	110	81
[7]	Broadcom Inc.	3.187%	11/15/36	225	171
[7]	CommScope Inc.	6.000%	3/1/26	100	92
[7]	Condor Merger Sub Inc.	7.375%	2/15/30	160	130
[7]	Entegris Escrow Corp.	4.750%	4/15/29	445	415
[7]	Entegris Escrow Corp.	5.950%	6/15/30	300	286
	Global Payments Inc.	1.500%	11/15/24	170	160
	HP Inc.	4.000%	4/15/29	280	262
	HP Inc.	4.200%	4/15/32	250	223
	Intel Corp.	2.450%	11/15/29	452	403
	Intel Corp.	4.100%	5/19/46	186	169
	KLA Corp.	4.650%	7/15/32	290	296
	KLA Corp.	5.000%	3/15/49	187	188
	Microsoft Corp.	3.500%	2/12/35	283	272
	Microsoft Corp.	2.921%	3/17/52	300	237
[7]	MSCI Inc.	3.625%	11/1/31	200	166
	Oracle Corp.	3.250%	5/15/30	424	368
	Oracle Corp.	4.000%	11/15/47	424	315
	PayPal Holdings Inc.	3.900%	6/1/27	80	80
[7]	S&P Global Inc.	2.700%	3/1/29	480	437
[7]	S&P Global Inc.	2.900%	3/1/32	180	160
	Salesforce Inc.	2.700%	7/15/41	278	215
	Verisk Analytics Inc.	5.500%	6/15/45	270	271
	Workday Inc.	3.700%	4/1/29	230	216
					5,897
Utilities (2.7%)
[3]	AEP Transmission Co. LLC	3.650%	4/1/50	200	166
	Ameren Corp.	1.750%	3/15/28	439	378
	American Electric Power Co. Inc.	2.031%	3/15/24	150	145
[3]	Appalachian Power Co.	2.700%	4/1/31	565	487
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	260	260
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	226	183
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	339	310
[7]	Calpine Corp.	5.125%	3/15/28	140	124
	CenterPoint Energy Inc.	2.950%	3/1/30	339	302
	CenterPoint Energy Inc.	3.700%	9/1/49	200	160
[7]	Clearway Energy Operating LLC	4.750%	3/15/28	100	91
[3]	Dominion Energy Inc.	3.375%	4/1/30	200	183
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	240	227
	DTE Electric Co.	4.300%	7/1/44	226	209
	DTE Energy Co.	2.950%	3/1/30	200	177
	Duke Energy Carolinas LLC	2.850%	3/15/32	250	222
	Duke Energy Corp.	3.300%	6/15/41	226	175
	Duke Energy Progress LLC	3.400%	4/1/32	300	278
	Duke Energy Progress LLC	4.000%	4/1/52	200	180
[3,8]	Elia Transmission Belgium SA	0.875%	4/28/30	100	87
[3,8]	Enel SpA	3.375%	Perpetual	100	92
	Eversource Energy	4.200%	6/27/24	572	573
	Eversource Energy	2.900%	3/1/27	400	377

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Exelon Corp.	3.350%	3/15/32	200	179
	Exelon Corp.	4.450%	4/15/46	140	126
[7]	Exelon Corp.	4.100%	3/15/52	100	86
	FirstEnergy Corp.	2.650%	3/1/30	280	231
[3]	FirstEnergy Corp.	2.250%	9/1/30	70	56
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/32	120	100
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	400	410
[7]	NextEra Energy Operating Partners LP	4.500%	9/15/27	200	185
	Pacific Gas & Electric Co.	3.150%	1/1/26	225	205
	Pacific Gas & Electric Co.	2.500%	2/1/31	57	44
	Pacific Gas & Electric Co.	4.500%	7/1/40	79	61
	Pacific Gas & Electric Co.	3.300%	8/1/40	80	55
	Pacific Gas & Electric Co.	3.500%	8/1/50	57	38
	PECO Energy Co.	3.700%	9/15/47	500	433
	Public Service Co. of Colorado	3.600%	9/15/42	565	483
[7]	Rayburn Country Securitization LLC	2.307%	12/1/30	210	195
	Sempra Energy	3.300%	4/1/25	200	195
	Sempra Energy	3.700%	4/1/29	300	282
	Southern California Edison Co.	3.450%	2/1/52	150	112
	Southern Co.	4.475%	8/1/24	750	753
[3]	Virginia Electric & Power Co.	3.800%	9/15/47	200	170
[7]	Vistra Operations Co. LLC	5.000%	7/31/27	130	118
	WEC Energy Group Inc.	2.200%	12/15/28	500	438
[9]	Western Power Distribution plc	3.625%	11/6/23	100	122
	Xcel Energy Inc.	2.350%	11/15/31	200	166
	Xcel Energy Inc.	3.500%	12/1/49	200	159
					10,788
Total Corporate Bonds (Cost $142,011)					124,430
Floating Rate Loan Interests (2.2%)
[11]	AAdvantage Loyalty IP Ltd. Initial Term Loan, 3M USD LIBOR + 4.750%	5.813%	4/20/28	2,070	1,974
[11]	Bausch Health Cos. Inc. Second Amendment Term Loan, TSFR1M + 5.250%	6.549%	2/1/27	320	274
[11]	Berry Global Inc. Term Loan Z, 1M USD LIBOR + 1.750%	3.005%	7/1/26	1,000	965
[11]	Central Parent Inc. First Lien Initial Term Loan, TSFR1M + 4.500%	6.610%	7/6/29	155	150
[11]	Churchill Downs Inc. Term Loan B, 1M USD LIBOR + 2.000%	3.670%	12/27/24	992	945
[11]	Clean Harbors Inc. Incremental Term Loan, 1M USD LIBOR + 2.000%	3.666%	10/8/28	995	983
[11]	DaVita Inc. Tranche B-1 Term Loan, 1M USD LIBOR + 1.750%	3.416%	8/12/26	130	120
[11]	Directv Financing LLC Term Loan, 1M USD LIBOR + 5.000%	6.666%	8/2/27	223	205
[11]	First Student Bidco Inc. Incremental Term Loan B, TSFR1M + 4.000%	6.154%	7/21/28	108	99
[11]	First Student Bidco Inc. Incremental Term Loan C, TSFR1M + 4.000%	6.154%	7/21/28	8	7
[11]	McAfee Corp. Tranche B-1 Term Loan, TSFR1M + 4.000%	5.145%	3/1/29	110	100
[11]	Medline Borrower LP Initial Dollar Term Loan, 1M USD LIBOR + 3.250%	4.916%	10/23/28	454	420
[11]	SkyMiles IP Ltd. Initial Term Loan, 3M USD LIBOR + 3.750%	4.750%	10/20/27	1,714	1,695
[11]	Southwestern Energy Co. Initial Term Loan, TSFR1M + 2.500%	4.704%	6/22/27	264	256

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	SS&C Technologies Holdings Inc. Term Loan B-6, TSFR1M + 2.250%	3.875%	3/22/29	81	77
[11]	SS&C Technologies Holdings Inc. Term Loan B-7, TSFR1M + 2.250%	3.875%	3/22/29	115	110
[11]	Wyndham Hotels & Resorts Inc. Term Loan B, 1M USD LIBOR + 1.750%	3.416%	5/30/25	295	284
Total Floating Rate Loan Interests (Cost $9,170)					8,664
Sovereign Bonds (8.5%)
[3,7]	Bermuda	4.138%	1/3/23	1,600	1,601
[3]	Bermuda	4.854%	2/6/24	200	202
[3]	Dominican Republic	6.875%	1/29/26	1,200	1,224
[3,7]	Dominican Republic	5.500%	2/22/29	1,495	1,303
[3]	Federal Republic of Nigeria	7.875%	2/16/32	675	470
[3]	Finance Department Government of Sharjah	4.000%	7/28/50	450	303
[3,7]	Fondo MIVIVIENDA SA	4.625%	4/12/27	545	528
[3]	Gabonese Republic	6.950%	6/16/25	630	548
[3,7]	Korea Electric Power Corp.	3.625%	6/14/25	1,000	996
[3,7]	Korea Electric Power Corp.	4.000%	6/14/27	900	903
[3]	Oman Government Bond	4.125%	1/17/23	600	599
[3]	Oman Government Bond	6.500%	3/8/47	450	377
[3]	Paraguay Government International Bond	5.400%	3/30/50	600	467
[3,7]	Perusahaan Penerbit SBSN Indonesia III	4.400%	6/6/27	375	373
[3,8]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	2.875%	10/25/25	800	812
[3]	Petroleos del Peru SA	5.625%	6/19/47	427	289
	Petroleos Mexicanos	6.490%	1/23/27	3,400	2,942
	Petroleos Mexicanos	6.750%	9/21/47	625	387
	Petroleos Mexicanos	6.350%	2/12/48	820	482
	Petroleos Mexicanos	6.950%	1/28/60	555	343
[3]	Republic of Chile	2.750%	1/31/27	1,739	1,625
[3]	Republic of Colombia	2.625%	3/15/23	2,600	2,556
[3]	Republic of Colombia	4.500%	1/28/26	2,020	1,893
[3]	Republic of Ecuador	0.500%	7/31/40	255	104
[3]	Republic of El Salvador	7.625%	2/1/41	600	180
[3]	Republic of Honduras	7.500%	3/15/24	400	377
	Republic of Hungary	5.375%	3/25/24	900	918
[3,7]	Republic of Hungary	5.250%	6/16/29	600	598
[3]	Republic of Indonesia	6.625%	2/17/37	750	819
[3]	Republic of Kazakhstan	4.875%	10/14/44	255	211
[3]	Republic of Panama	3.870%	7/23/60	700	497
[3]	Republic of Paraguay	4.625%	1/25/23	1,500	1,502
	Republic of Peru	7.350%	7/21/25	100	108
[3,7]	Republic of Romania	5.250%	11/25/27	633	604
[3,7]	Republic of Romania	6.000%	5/25/34	464	419
	Republic of South Africa	5.750%	9/30/49	400	273
	Republic of the Philippines	3.700%	3/1/41	400	331
	Republic of Turkey	5.750%	5/11/47	200	123
[3]	Republic of Uzbekistan International Bond	4.750%	2/20/24	550	524
[3,8]	Serbia International Bond	1.500%	6/26/29	900	683
[3,5,7]	UAE International Government Bond	4.050%	7/7/32	750	753
[3]	Ukraine Government Bond	7.750%	9/1/24	600	152
[3]	Ukraine Government Bond	6.876%	5/21/29	1,050	258
[3,12]	United Mexican States	7.750%	5/29/31	29,000	1,328
[3,12]	United Mexican States	8.500%	11/18/38	9,500	448
[3]	United Mexican States	4.400%	2/12/52	1,000	749

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,7]	Uzbekneftegaz JSC	4.750%	11/16/28	1,100	867
Total Sovereign Bonds (Cost $39,391)					34,049
				Shares
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[13]	Vanguard Market Liquidity Fund (Cost $536)	1.417%		5,359	536
Total Investments (101.5%) (Cost $440,883)					406,094
Other Assets and Liabilities—Net (-1.5%)					(5,952)
Net Assets (100%)					400,142
Cost is in $000.
1	Securities with a value of $1,098,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $885,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2022.
6	Interest-only security.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the aggregate value was $44,176,000, representing 11.0% of net assets.
8	Face amount denominated in euro.
9	Face amount denominated in British pounds.
10	Face amount denominated in Swiss francs.
11	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
12	Face amount denominated in Mexican pesos.
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
TSFR1M—CME Term SOFR 1 Month.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2022	314	35,247	543
10-Year U.S. Treasury Note	September 2022	170	20,150	351
Long Gilt	September 2022	1	139	(5)
Long U.S. Treasury Bond	September 2022	33	4,575	91
Ultra Long U.S. Treasury Bond	September 2022	47	7,254	(64)
				916

Short Futures Contracts
2-Year U.S. Treasury Note	September 2022	(125)	(26,252)	(106)
Euro-Bobl	September 2022	(22)	(2,863)	10
Euro-Bund	September 2022	(4)	(624)	8
Euro-Schatz	September 2022	(8)	(915)	1
Ultra 10-Year U.S. Treasury Note	September 2022	(101)	(12,865)	(41)
				(128)
				788

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Barclays Bank plc	9/21/22	EUR	95	USD	100	—	—
Barclays Bank plc	9/21/22	USD	341	CHF	330	—	(7)
Credit Agricole CIB	9/21/22	USD	7,110	EUR	6,589	166	—
Credit Agricole CIB	9/21/22	USD	3,022	GBP	2,431	58	—
BNP Paribas	9/21/22	USD	2,042	MXN	40,820	42	—
						266	(7)
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
MXN—Mexican peso.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S38-V1	6/20/27	USD	25,150	1.000	(3)	(91)
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
AT&T Inc./Baa2	12/20/23	BARC	230	1.000	—	2	—	(2)
Federation of Malaysia/A3	6/20/27	BARC	900	1.000	4	4	—	—
Republic of Chile/A1	6/20/27	GSI	1,600	1.000	(9)	18	—	(27)
					(5)	24	—	(29)
Credit Protection Purchased
Petroleos Mexicanos	12/20/26	BARC	2,000	(1.000)	411	186	225	—
Republic of Colombia	6/20/27	BARC	1,615	(1.000)	134	135	—	(1)
					545	321	225	(1)
					540	345	225	(30)
1 Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
GSI—Goldman Sachs International.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date[1]	Notional Amount (000)[2]	Interest Rate Received[3] (%)	Interest Rate (Paid)[4] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
9/21/24	9/21/22	1,100	0.000	(2.000)	19	—
9/21/25	9/21/22	750	0.000	(1.750)	23	—
9/21/27	9/21/22	600	0.000	(1.750)	26	1
					68	1
1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Notional amount denominated in British pound.
3 Based on 1-Day Sterling Overnight Index Average Rate (SONIA) as of the most recent payment date. Interest payment received/paid annually.
4 Interest payment received/paid annually.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

E. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
F. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
G. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
H. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
I.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	212,895	—	212,895
Asset-Backed/Commercial Mortgage-Backed Securities	—	25,520	—	25,520
Corporate Bonds	—	124,430	—	124,430
Floating Rate Loan Interests	—	8,664	—	8,664
Sovereign Bonds	—	34,049	—	34,049
Temporary Cash Investments	536	—	—	536
Total	536	405,558	—	406,094

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,004	—	—	1,004
Forward Currency Contracts	—	266	—	266
Swap Contracts	1[1]	225	—	226
Total	1,005	491	—	1,496
Liabilities
Futures Contracts[1]	216	—	—	216
Forward Currency Contracts	—	7	—	7
Swap Contracts	91[1]	30	—	121
Total	307	37	—	344
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.